SHARE BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2022
Share Based Payments
SCHEDULE OF INDEPENDENT VALUATION OF PERFORMANCE RIGHTS GRANTED

Performance rights issued during the year

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights $	Expense accounted for during the year $
Mr. Michael Tonroe	40,000,000	0.73	291,428	101,043
Mr. Carl Stubbings	20,000,000	0.52	103,104	26,459
Mr. Kevin Camilleri	20,000,000	0.42	83,216	16,719
Others	3,937,500	1.20	47,250	49,073
Total	83,937,500		524,998	193,294

Performance rights issued during prior years, lapse during the year

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights $	Expense accounted for in 2021 $	Expense accounted for during the year $
Dr. Lindsay Wakefield	3,750,000	0.77	28,875	9,625	4,010
Dr. Jerzy Muchnicki	6,250,000	0.77	48,125	16,042	6,684
Mr. Peter Rubinstein	5,000,000	0.77	38,500	12,833	5,347
Total	15,000,000		115,500	38,500	16,041

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS (cont.)

Performance rights issued during prior years, vested during the year (cont.)

	Number of Performance Rights issued	Valuation per Class D (cents)	Total fair value of Class D Performance Rights $	Expense accounted for in 2021 $	Expense accounted for during the year $
Mr Simon Morriss	60,000,000	0.96	574,037	79,727	191,346

	Number of Performance Rights issued	Valuation per Class E (cents)	Total fair value of Class E Performance Rights $	Expense accounted for in 2021 $	Expense accounted for during the year $
Mr Stanley Sack	3,937,500	0.90	35,438	4,622	35,438

SCHEDULE OF EXPENSES ARISING FROM SHARE-BASED PAYMENT TRANSACTIONS RECOGNIZED PART OF EMPLOYEE BENEFIT EXPENSE

Total expenses arising from share-based payment transactions recognised during the period as part of employee benefit expense were as follows:

	2022	2021	2020
	$	$	$
Kentgrove options issued	-	16,667	16,667
Performance rights issued	436,119	622,725	38,500
Reversal of forfeited Performance Rights	-	-	(81,984)
Options issued under employee option plan	1,389	75,186	12,375
Total expenses arising from share-based payments	437,508	714,578	(14,442)